CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net profit (loss)	$ (178,885)	$ (11,347)	$ (14,175)
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Unrealized loss (gain) on foreign currency	382	186	119
Provision for (benefit from) account receivable allowances	268	12	409
Depreciation and amortization	2,436	1,360	715
Amortization of deferred contract costs	4,122	2,175	906
Gain from insurance proceeds received related to property and equipment	0	0	(379)
Remeasurement of convertible preferred share warrant liabilities	101,413	3,850	654
Remeasurement of convertible preferred share tranche rights	21,260	1,959	(248)
Share-based compensation expense	33,358	7,945	11,237
Other	656	(9)	86
Changes in operating assets and liabilities:
Accounts receivable	1,440	(12,568)	(3,284)
Deferred contract acquisition costs	(7,744)	(6,462)	(2,361)
Prepaid expenses and other assets	(15,079)	(3,235)	(3,132)
Accounts payable	(832)	(3,707)	2,680
Accrued compensation and benefits	8,398	6,500	2,176
Guarantee obligations	(333)	3,308	44
Provision for chargebacks, net	1,438	4,126	4,399
Accrued expenses and other liabilities	7,424	2,787	3,997
Net cash provided by (used in) operating activities	(20,278)	(3,120)	3,843
Cash flows from investing activities:
Purchases of short-term deposits	(110,000)	(14,000)	0
Maturities of short-term deposits	39,063	0	0
Insurance proceeds received related to property and equipment	0	0	379
Purchases of property and equipment	(12,254)	(1,507)	(2,113)
Capitalized software development costs	(1,250)	(1,454)	(419)
Net cash provided by (used in) investing activities	(84,441)	(16,961)	(2,153)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares and warrants, net of issuance costs	26,781	53,559	45,569
Proceeds from cash exercise of series E-1 convertible preferred share warrants	6,489	0	0
Proceeds from exercise of share options	2,948	642	237
Proceeds from initial public offering, net of underwriting discounts and commissions	392,273	0	0
Payments of deferred offering costs	(5,302)	(176)	0
Net cash provided by (used in) financing activities	423,189	54,025	45,806
Net increase (decrease) in cash, cash equivalents, and restricted cash	318,470	33,944	47,496
Cash, cash equivalents, and restricted cash—beginning of period	106,657	72,713	25,217
Cash, cash equivalents, and restricted cash—end of period	425,127	106,657	72,713
Supplemental disclosures of cash flow information:
Cash paid for interest	0	4	18
Cash paid for income taxes	647	1,176	0
Supplemental disclosures of noncash investing and financing activities:
Purchases of property and equipment during the period included in accounts payable	2,042	184	194
Share-based compensation capitalized for software development	131	52	22
Software development costs, accrued but not paid	485	172	34
Deferred offering costs accrued but not paid	204	369	0
Series E convertible preferred shares issuance cost accrued but not paid	0	0	100
Conversion of convertible preferred shares into Class A ordinary shares upon IPO	291,296	0	0
Reclassification of convertible preferred share warrants upon IPO	110,502	0	0
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	4	0	0
Reconciliation of cash, cash equivalents, and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	418,143	103,609	69,697
Restricted cash	6,984	3,048	3,016
Total cash, cash equivalents, and restricted cash	425,127	106,657	72,713
Tranche Rights
Supplemental disclosures of noncash investing and financing activities:
Ordinary share warrants issued to a customer	0	0	1,318
Settlement of convertible preferred share tranche rights	$ 23,738	$ 551	$ 0